Property, Plant and Equipment - Summary of Property, Plant and Equipment (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year		$ 1,935
Additions		3,478	$ 65,515
Net book value at ending of the year		4,368	1,935
Cost
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year		3,306	161,149
Additions		3,478	60,383
Capitalization of interest			5,132
Deconsolidation			(223,294)
Disposals		(452)	(83)
Foreign exchange			19
Net book value at ending of the year		6,332	3,306
Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year		(1,371)	(2,225)
Depreciation for the period		925	933
Deconsolidation			1,734
Disposals		332	53
Net book value at ending of the year		(1,964)	(1,371)
Cauchari-Olaroz
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year	[1]	0
Net book value at ending of the year	[1]	0	0
Cauchari-Olaroz | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year	[1]	0	158,309
Additions	[1]	0	59,853
Capitalization of interest	[1]		5,132
Deconsolidation	[1]		(223,294)
Disposals	[1]	0	0
Foreign exchange	[1]		0
Net book value at ending of the year	[1]	0	0
Cauchari-Olaroz | Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year	[1]	0	(1,455)
Depreciation for the period	[1]	0	279
Deconsolidation	[1]		1,734
Disposals	[1]	0	0
Net book value at ending of the year	[1]	0	0
Equipment and Machinery
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year		727
Net book value at ending of the year		502	727
Equipment and Machinery | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year		1,198	951
Additions		118	247
Capitalization of interest			0
Deconsolidation			0
Disposals		0	0
Foreign exchange			0
Net book value at ending of the year		1,316	1,198
Equipment and Machinery | Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year		(471)	(197)
Depreciation for the period		343	274
Deconsolidation			0
Disposals		0	0
Net book value at ending of the year		(814)	(471)
Other
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year	[2]	1,208
Net book value at ending of the year	[2]	3,866	1,208
Other | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year	[2]	2,108	1,889
Additions	[2]	3,360	283
Capitalization of interest	[2]		0
Deconsolidation	[2]		0
Disposals	[2]	(452)	(83)
Foreign exchange	[2]		19
Net book value at ending of the year	[2]	5,016	2,108
Other | Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year	[2]	(900)	(573)
Depreciation for the period	[2]	582	380
Deconsolidation	[2]		0
Disposals	[2]	332	53
Net book value at ending of the year	[2]	$ (1,150)	$ (900)

[1]	Prior to closing the 2020 Cauchari Transaction, this includes the Company’s 50% share of Cauchari-Olaroz project construction costs and project-related costs incurred directly by the Company (Note 6).
[2]	The “Other” category includes right of use assets with a cost of $3,990 and $785 of accumulated depreciation as at December 31, 2021.